Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	90 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000186138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Equity Fund
Average Annual Return, Percent	21.34%	9.67%	11.61%
C000186139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar International Equity Fund
Average Annual Return, Percent	28.82%	6.85%	8.75%
C000186140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Income Fund
Average Annual Return, Percent	15.13%	5.33%	6.88%
C000186141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Total Return Bond Fund
Average Annual Return, Percent	3.71%	(0.50%)	2.02%
C000186142 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Municipal Bond Fund
Average Annual Return, Percent	5.41%	1.17%	2.49%
C000186143 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Defensive Bond Fund
Average Annual Return, Percent	3.99%	2.77%	3.02%
C000186144 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Fund
Average Annual Return, Percent	10.67%	2.46%	3.62%
C000186145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Opportunistic Equity Fund
Average Annual Return, Percent	20.83%	8.67%	9.56%
C000186146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Alternatives Fund
Average Annual Return, Percent	4.68%	3.83%	4.16%
Morningstar U S Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Market Index
Average Annual Return, Percent	30.96%	12.08%	15.19%
Morningstar Global Markets ex U S Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex U.S. Index
Average Annual Return, Percent	32.46%	8.20%	9.87%
Morningstar Global Markets NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets NR Index
Average Annual Return, Percent	31.26%	10.18%	12.55%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	2.23%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.34%	0.90%	2.69%
Morningstar Global Income Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Income Blended Index
Average Annual Return, Percent	16.45%	4.76%	8.01%
Morningstar Municipal Bond Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Municipal Bond Blended Index
Average Annual Return, Percent	5.53%	1.14%	2.24%
Bloomberg U S Aggregate 1 3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Index
Average Annual Return, Percent	3.51%	2.09%	2.50%
Bloomberg Multisector Bond Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Multisector Bond Blended Index
Average Annual Return, Percent	9.13%	2.91%	4.29%
Morningstar U S Cash T Bill TR USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Cash T-Bill TR USD Index
Average Annual Return, Percent	4.12%	3.51%	2.75%